Share-based compensation - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares component	Jun. 30, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of components of share based compensation plan | component			5
Share-based compensation | $	$ 1,326	$ 1,530	$ 2,593	$ 2,624
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares) | shares	0	0	0	0